SEGMENTED REPORTING	12 Months Ended
Dec. 31, 2017
Disclosure of Segmented Reporting [Abstract]
Disclosure of entity's operating segments [text block]
20.	SEGMENTED REPORTING
  The Company has determined that it has only one operating segment.